Real Estate Held For Sale And Discontinued Operations	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Real Estate Held For Sale And Discontinued Operations

6. REAL ESTATE HELD FOR SALE AND DISCONTINUED OPERATIONS

Discontinued operations for the year ended December 31, 2015 include the operations of its Sparky’s Self-Storage Portfolio located in Southern California, which was sold to an unrelated party on April 10, 2015.

The following table summarizes certain revenue and expenses related to these properties for the year ended December 31, 2015:

Rental revenues	$940,048
Fee and other income	112,218
Rental operating expenses	(595,832)
Depreciation	(165,646)
Interest expense	(422,163)
Gain on sale of real estate	4,730,398

Discontinued operations before non-controlling interests	$4,599,023